RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SCHEDULE OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

	As previously reported	Adjustments	As restated
Investing Activities
Cash withdrawn from Trust Account in connection with redemption	-	109,309,854	109,309,854
Total net cash (used in) provided by investing activities	(580,000)	109,309,854	108,729,854
Financing Activities
Redemption of Class A ordinary shares	-	(109,309,854)	(109,309,854)
Total net cash provided by (used in) investing activities	580,000	(109,309,854)	(108,729,854)
Non-cash investing and financing activities
Redemption of Class A ordinary shares	109,309,854	(109,309,854)	-

Seamless Group Inc [Member]
SCHEDULE OF PRINCIPAL SUBSIDIARIES

The Company’s principal subsidiaries at December 31, 2022 are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding	100%	—
Dynamic (Asia) Group Inc.	British Virgin Islands	Investment holding	—	100%
TNG (Asia) Limited	Hong Kong	Provision of mobile electronic wallet	100%	—
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	—	60%
未來網絡科技投資股份有限公司	Taiwan	Investment holding	—	100%
GEA Holdings Limited	Cayman Islands	Investment holding	—	100%
GEA Limited	Hong Kong	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants	—	100%
GEA Pte Ltd.	Singapore	Transaction and payment processing services	—	100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	—	100%
Dynamic FinTech Group (HK) Limited	Hong Kong	Provision of corporate governance consultancy, management and advisory services	—	100%
Tranglo Holdings Limited	Cayman Islands	Investment holding	—	100%
The WSF Group Holdings Limited	British Virgin Islands	Investment holding	—	100%
The Wall Street Factory Limited	Hong Kong	Providing business center services	—	100%
Bagus Financial Services Limited	Hong Kong	Provision of IR services and PR function events	—	100%

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1	Organization and business (Continued)

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly

PT Tranglo Indonesia	Indonesia	Operating money remittance business	—	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	—	60%
Tik FX Malaysia Sdn. Bhd.	Malaysia	Dormant	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	—	53.6%
Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	—	45.4%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	—	45.5%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	—	45.5%